Goodwill (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Changes in goodwill

	JPY (millions)
	For the Year Ended March 31
	2020	2021
Acquisition cost
As of beginning of the year	¥4,240,251	¥4,012,528
Acquisitions	3,387	—
Reclassification to assets held for sale (Note 19)	(116,524)	(144,836)
Foreign currency translation differences	(114,586)	166,225
As of end of the year	¥4,012,528	¥4,033,917

Carrying amount
As of beginning of the year	¥4,240,251	¥4,012,528
As of end of the year	4,012,528	4,033,917

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2019	¥160,237	¥5,862,950	¥22,333	¥6,045,520
Additions	28,274	77,016	44	105,334
Disposals and other decreases	(20,078)	(5,179)	(10,573)	(35,830)
Reclassification to assets held for sale (Note 19)	(83)	(179,788)	—	(179,871)
Foreign currency translation differences	(3,430)	(151,746)	(38)	(155,214)
As of March 31, 2020	¥164,920	¥5,603,253	¥11,766	¥5,779,939
Additions	32,930	84,034	—	116,964
Disposals and other decreases	(10,659)	(106)	(1)	(10,766)
Reclassification to assets held for sale (Note 19)	(806)	(85,913)	—	(86,719)
Deconsolidation	(4)	—	—	(4)
Foreign currency translation differences	12,484	104,767	(179)	117,072
As of March 31, 2021	¥198,865	¥5,706,035	¥11,586	¥5,916,486

Accumulated amortization and accumulated impairment losses
As of April 1, 2019	¥(62,943)	¥(1,220,429)	¥(10,979)	¥(1,294,351)
Amortization	(32,771)	(412,074)	(29)	(444,874)
Impairment losses	(4,731)	(43,346)	—	(48,077)
Disposals and other decreases	19,784	3,029	10,573	33,386
Reclassification to assets held for sale (Note 19)	—	96,608	—	96,608
Foreign currency translation differences	2,101	46,629	—	48,730
As of March 31, 2020	¥(78,560)	¥(1,529,583)	¥(435)	¥(1,608,578)
Amortization	(28,346)	(405,268)	—	(433,614)
Impairment losses	(39)	(16,596)	—	(16,635)
Disposals and other decreases	8,354	—	—	8,354
Reclassification to assets held for sale (Note 19)	531	39,260	—	39,791
Deconsolidation	(20)	—	—	(20)
Foreign currency translation differences	(5,314)	8,636	—	3,322
As of March 31, 2021	¥(103,394)	¥(1,903,551)	¥(435)	¥(2,007,380)

Carrying amount
As of April 1, 2019	¥97,294	¥4,642,521	¥11,354	¥4,751,169
As of March 31, 2020	86,360	4,073,670	11,331	4,171,361
As of March 31, 2021	95,471	3,802,484	11,151	3,909,106